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                       METROPOLITAN LIFE INSURANCE COMPANY

          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                       Supplement Dated April 28, 2008 to
                        Prospectus Dated November 3, 2003
                           as previously supplemented

     This supplement updates certain information contained in the last prospectus you received and in previous supplements to that prospectus. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife-SBR, 485-B Route One South, 4th Floor, Iselin, NJ 08830.

     You may allocate net premiums and transfer cash value among the fixed account and the investment divisions of Separate Account 13S. Each investment division, in turn, invests in the shares of one of the following Portfolios:

AIM VARIABLE INSURANCE FUNDS
(Series I)
     AIM V.I. International Growth Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Class I)
     American Century VP Vista(SM) Fund

AMERICAN FUNDS INSURANCE SERIES(R)
(Class 2)
     American Funds Growth Fund
     American Funds International Fund
     American Funds U.S. Government/
       AAA Rated Securities Fund

EVERGREEN VARIABLE ANNUITY FUNDS (CLASS 1)
     Evergreen VA Diversified Capital Builder
       Fund (formerly Evergreen VA Balanced
       Fund)
     Evergreen VA Fundamental Large Cap
       Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
(Initial Class, unless otherwise noted)
     Contrafund(R) Portfolio
     Equity-Income Portfolio
     Freedom 2010 Portfolio
     Freedom 2015 Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     High Income Portfolio
     Investment Grade Bond Portfolio
     Mid Cap Portfolio -- Service Class 2


JANUS ASPEN SERIES
     International Growth Portfolio --
       Service Shares
     Large Cap Growth Portfolio --
       Institutional Shares
     Mid Cap Value Portfolio -- Service Shares


MET INVESTORS SERIES TRUST
(Class A Shares)
     Dreman Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/AIM Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Kampen Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC.
(Class A Shares)
     BlackRock Money Market Portfolio
     Lehman Brothers(R) Aggregate Bond Index
       Portfolio
     Loomis Sayles Small Cap Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     Morgan Stanley EAFE(R) Index Portfolio
     Oppenheimer Global Equity Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
(Non-Service Shares)
     Oppenheimer Main Street Small Cap
       Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
     Pioneer Emerging Markets VCT Portfolio --
       Class II
     Pioneer Mid-Cap Value VCT Portfolio --
       Class I

PUTNAM VARIABLE TRUST
(Class IB)
     Putnam VT International Growth and Income
       Fund

RUSSELL INVESTMENT FUNDS
     Aggressive Equity Fund
     Multi-Style Equity Fund
     Non-U.S. Fund


VAN KAMPEN LIFE INVESTMENT TRUST
(Class I)
     Government Portfolio


     The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios including investment objectives, strategies, risk, sub-advisers and fees and expenses for each Portfolio. Please read them and keep them for reference.

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MORTALITY AND EXPENSE RISK CHARGE

     We are waiving the following amount of the Mortality and Expense Risk Charge in the investment divisions investing in the following portfolios:



MFS(R) Research International Portfolio..     the amount, if any, equal to the fund
                                              expenses that are in excess of 0.88%

Oppenheimer Global Equity Portfolio......     the amount, if any, equal to the fund
                                              expenses that are in excess of 0.64%


PREMIUM PAYMENTS AND OTHER TRANSACTION REQUESTS

     If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.

TRANSFERS

     The following replaces the list of Monitored Portfolios in the third paragraph of this section:

AIM V.I. International Growth Fund, American Funds International Fund, Fidelity(R) VIP High Income Portfolio, Loomis Sayles Small Cap Portfolio, Janus Aspen International Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, Dreman Small Cap Value Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Main Street Small Cap Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Growth and Income Fund, Russell Aggressive Equity Fund, and Russell Non-U.S. Fund.

     The following is added to this section:

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described in this section), and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.

DISTRIBUTION OF POLICIES

     We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the policy, for services it provides in marketing the Fund's shares in connection with the Policy.

OTHER INFORMATION

     An investor brochure that includes information describing the Financial Industry Regulatory Authority ("FINRA") Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.